Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2019
Entity Registrant Name	dei_EntityRegistrantName	Global Beta ETF Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001774739
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 10, 2020
Document Effective Date	dei_DocumentEffectiveDate	Apr. 10, 2020
Prospectus Date	rr_ProspectusDate	Dec. 23, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Global Beta Smart Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Global Beta Smart Income ETF
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Global Beta Smart Income ETF (Ticker: GBDV)
(the “Fund”),
a series of Global Beta ETF Trust
Supplement dated April 10, 2020 to the Fund’s currently effective
Prospectus, dated December 23, 2019, as supplemented
The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus for the Fund.
The following information replaces in its entirety the “Market Events Risk” appearing in the section of the Fund’s Prospectus entitled “More Information about the Fund’s Principal Investment Risks”:

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Market Events Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs, supply and demand, and competitive conditions within an industry. In addition, unexpected events and their aftermaths, such as pandemics, epidemics or other public health issues; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen.
Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. For example, following the financial crisis that began in 2007, the Federal Reserve attempted to stabilize the U.S. economy and support the U.S. economic recovery by keeping the federal funds rate at or near zero percent. When the Federal Reserve raises the federal funds rate, there is a risk that interest rates across the U.S. financial system will rise. These policy changes may expose markets to heightened volatility and may reduce liquidity for certain Fund investments, causing the value of the Fund’s investments and share price to decline. To the extent the Fund experiences disruption in the creation/redemption process of the Fund because of these policy changes or other for other reasons, the Fund may experience increased portfolio turnover, which will increase the costs that the Fund incurs and may lower the Fund’s performance.

Supplement Closing [Text Block]	ck0001774739_SupplementClosingTextBlock	Investors should retain this supplement for future reference.
Global Beta Smart Income ETF | Global Beta Smart Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GBDV